GOVERNMENT SUBSIDY INCOME	12 Months Ended
Sep. 30, 2014
Government Subsidy [Abstract]
Government Subsidy [Text Block]

NOTE 13 — GOVERNMENT SUBSIDY INCOME

The Company periodically receives various subsidies in cash from local governments, including bank loan interest rebates and eco-irrigation subsidies. The amounts granted vary each year. For the years ended September 30, 2014 and 2013, the Company received government subsidies of $477,036 and $276,442, respectively.